Warrant Liabilities (Details) - DevvStream Corp [Member]						3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 04, 2024 USD ($) shares	Oct. 29, 2024 USD ($)	Oct. 08, 2024 USD ($)	Aug. 01, 2024 USD ($) shares	Nov. 04, 2022 USD ($) shares	Apr. 30, 2026 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2026 USD ($)	Apr. 30, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($) shares	Apr. 27, 2026 $ / shares	Nov. 06, 2024 $ / shares shares	Oct. 29, 2024 $ / shares shares	Oct. 08, 2024 $ / shares shares	Sep. 22, 2023 $ / shares	Aug. 22, 2023 $ / shares	Aug. 04, 2023 $ / shares
Warrant Liabilities (Details) [Line Items]
Warrants outstanding (in Shares) | shares											132,811		22,699,987
Warrant Issued (in Shares) | shares					121,995
Derivative liability					$ 1,836,666					$ 72,500	$ 919,250
Fair value of the warrant liabilities				$ 454,571		$ (1,437,604)	$ (5,641,785)	$ (5,195,203)	$ (5,651,008)	$ (1,728,392)
Warrants expected remaining life			2 years					3 years 5 months 26 days		4 years 2 months 26 days	8 months 12 days
Warrants exercisable (in Shares) | shares															1,122
Warrants exercised price per share (in Dollars per share) | (per share)												$ 0.0001	$ 1.52	$ 13.08	$ 67.3	$ 13.08	$ 13.08	$ 13.08
Conversion of warrants issued			$ 7,500
Fair value of warrants exercised		$ 303,492		141,096
Consolidation ratio													0.09692
Liability Classified Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Warrants outstanding (in Shares) | shares	92,917
Fair value of the warrant liabilities	$ 0
Warrants exercisable (in Shares) | shares														9,176
Warrants exercised price per share (in Dollars per share) | $ / shares														$ 13.08
Fair value of warrants exercised				25,067
Equity Classified Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Warrants outstanding (in Shares) | shares	10,816
Fair value of the warrant liabilities				0
Dividend Yield [Member]
Warrant Liabilities (Details) [Line Items]
Warrant exercise price											0
Measurement input						0		0		0	0		0		0
Expected Volatility [Member]
Warrant Liabilities (Details) [Line Items]
Warrant exercise price											1.05
Measurement input						1.50		1.50			1.05		97		0.925
Risk-free Interest Rate [Member]
Warrant Liabilities (Details) [Line Items]
Warrant exercise price											0.0349
Measurement input						0.0313		0.0313			0.0349		3.12		0.0453
Measurement Input, Expected Term [Member]
Warrant Liabilities (Details) [Line Items]
Warrant exercise price											0.7
Measurement input													5.96
ASC 815 [Member]
Warrant Liabilities (Details) [Line Items]
Derivative liability				$ 1,382,096
ASC 718 [Member]
Warrant Liabilities (Details) [Line Items]
Warrants outstanding (in Shares) | shares				10,816
Warrant Liabilities [Member]
Warrant Liabilities (Details) [Line Items]
Financial Liabilities Fair Value Disclosure						$ 431,270		$ 431,270		$ 5,626,473
Change in fair value of warrant liabilities								$ (5,195,203)		(1,865,721)
Fair value of warrants exercised										(303,492)
Change in fair value of warrant liabilities										162,396
Change in fair value of warrant liabilities										(25,067)
Warrants issued upon De-SPAC transaction										$ 7,196,286
Warrant Liabilities [Member] | Expected Volatility [Member]
Warrant Liabilities (Details) [Line Items]
Measurement input										1.50
Warrant Liabilities [Member] | Risk-free Interest Rate [Member]
Warrant Liabilities (Details) [Line Items]
Measurement input										0.0301